UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08021

Azzad Funds

(Exact name of registrant as specified in charter)

3141 Fairview Park Drive, Suite 460

Falls Church, VA 22042

(Address of principal executive offices)

(Zip code)

Bashar Qasem

3141 Fairview Park Drive

Suite 460

Falls Church, VA 22042

 (Name and address of agent for service)

With copies to:

Thompson Hine LLP

Mr. Donald S. Mendelsohn

312 Walnut Street

Cincinnati, OH, 45202

Registrant's telephone number, including area code: (703) 207-7005

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Azzad Ethical Fund
	Schedule of Investments
	March 31, 2012 (Unaudited)

Shares		Value

COMMON STOCKS - 89.77%

Apparel & Other Finished Products - 2.71%
7,800	Lululemon Athletica, Inc. (British Columbia)	582,894

Arrangement of Transportation - 1.08%
5,000	Expeditors International of Washington, Inc.	232,550

Ball & Roller Bearings - 0.96%
4,500	RBC Bearings, Inc. *	207,585

Biological Products (No Diagnostic Substances) - 0.98%
3,000	Techne Corp.	210,300

Bituminous Coal & Lignite Surface Mining - 0.66%
9,300	Alpha Natural Resources, Inc. *	141,453

Computer Storage Devices - 1.91%
8,300	Sandisk Corp. *	411,597

Construction-Special Trade Contractors - 2.11%
10,500	Chicago Bridge & Iron Co. N.V.	453,495

Crude Petroleum & Natural Gas - 1.68%
5,400	Canadian Natural Resources, Ltd. (Canada)	179,172
3,000	Ecopetrol, SA ADR	183,270
		362,442
Electromedical & Electrotherapeutic Apparatus - 2.11%
7,000	Masimo Corp. *	163,660
4,200	Varian Medical Systems, Inc. *	289,632
		453,292
Electronic Computers - 6.10%
1,600	Apple Computer, Inc. *	959,280
5,200	Teradata Corp. *	354,380
		1,313,660
General Industrial Machinery & Equipment - 1.38%
4,700	Gardner Denver, Inc.	296,194

Heavy Construction Other Than Building Const - Contractors - 2.09%
7,500	Fluor Corp.	450,300

Industrial Instruments For Measurement, Display and Control - 2.26%
4,900	Roper Industries, Inc.	485,884

Leather & Leather Products - 1.65%
4,600	Coach, Inc.	355,488

Men's & Boys' Furnishings, Work Clothing, and Allied Garments - 1.86%
2,300	Polo Ralph Lauren Corp. Class-A	400,959

Metal Mining - 2.03%
6,300	Cliff's Natural Resources, Inc.	436,338

Mining & Quarrying of Nonmetallic Minerals (No Fuels) - 0.82%
3,000	Sociedad Quimica Y Minera De Chile ADR	176,010

Motors & Generators - 1.69%
7,500	Ametek, Inc.	363,825

Oil & Gas Field Machinery & Equipment - 1.91%
7,800	Cameron International Corp. *	412,074

Oil, Gas Field Services, NEC - 2.08%
3,400	Core Laboratories NV	447,338

Orthopedic, Prosthetic, Surgical Appliances & Supplies - 3.36%
4,000	Edwards Lifesciences Corp. *	290,920
800	Intuitive Surgical, Inc. *	433,400
		724,320
Petroleum Refining - 0.70%
6,000	Repsol-YPF SA ADR	149,880

Pharmaceutical Preparations - 3.77%
2,500	Novo Nordisk (Denmark) ADR	346,775
4,500	Perrigo Co.	464,895
		811,670
Radio & TV Broadcasting & Communication - 0.55%
1,500	Loral Space & Communications, Inc. *	119,400

Radiotelephone Communications - 0.84%
1,600	Millicom International Cellular SA	180,800

Refrigeration & Service Industry Machinery - 1.18%
2,500	The Middleby Corp. *	252,950

Retail-Auto & Home Supply Stores - 5.27%
4,800	Advance Auto Parts, Inc.	425,136
800	Autozone, Inc. *	297,440
4,500	O'Reilly Automotive, Inc. *	411,075
		1,133,651
Retail-Retail Stores, NEC - 1.99%
7,500	Petsmart, Inc.	429,150

Rubber & Plastics Footware - 1.49%
5,100	Deckers Outdoor Corp. *	321,555

Semiconductors & Related Devices - 2.81%
7,100	Altera Corp.	282,722
6,500	ARM Holdings plc ADR	183,885
17,000	Micron Technology, Inc. *	137,615
		604,222
Services-Business Services, NEC - 8.01%
5,800	Athenahealth, Inc. *	429,896
16,200	Heartland Payment Systems, Inc.	467,208
3,700	Mercadolibre, Inc.	361,823
650	Priceline.com, Inc. *	466,375
		1,725,302
Services-Computer Programming - 1.25%
7,000	Verisign, Inc.	268,450

Services-Computer Programming, Data Processing, Etc. - 3.84%
3,000	Baidu, Inc. ADR *	437,310
6,500	Red Hat, Inc. *	389,285
		826,595
Services-Educational Services - 1.48%
11,600	New Oriental Education & Technology Group, Inc. (China) ADR	318,536

Services-Help Supply Services - 1.57%
11,000	Insperity, Inc.	337,040

Services-Prepackaged Software - 0.02%
4,300	China Information Security Technology, Inc. (China) *	5,332

Soap, Detergents, Cleaning Preparations, Perfumes & Cosmetics - 0.91%
4,000	Church & Dwight Co., Inc.	196,760

Special Industry Machinery, NEC - 2.46%
10,600	Novellus Systems, Inc. *	529,046

Surgical & Medical Instruments - 1.13%
11,000	Abiomed, Inc. *	244,090

Telegraph & Other Message Communications - 1.49%
11,200	J2 Global, Inc.	321,216

Telephone & Telegraph Apparatus - 1.03%
7,100	Adtran, Inc.	221,449

Wholesale-Drugs, Proprietaries & Druggists' Sundries - 2.40%
7,500	Herbalife Ltd.	516,150

Wholesale-Durable Goods - 2.20%
2,200	Grainger W.W.	472,582

Wholesale-Motor Vehicle & Motor Vehicle Parts & Supplies - 1.95%
13,500	LKQ Corp. *	420,795

TOTAL FOR COMMON STOCKS (Cost $13,789,364) - 89.77%		$ 19,324,619

EXCHANGE TRADED FUNDS - 0.68%
900	SPDR Gold Trust *	$ 145,908

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $108,899) - 0.68%		$ 145,908

REAL ESTATE INVESTMENT TRUSTS - 1.38%
2,150	Public Storage	$ 297,066

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $230,287) - 1.38%		$ 297,066

SHORT TERM INVESTMENTS - 0.00%
544	University Bank Savings Account (Cost $544) 0.00%**	$ 544

TOTAL INVESTMENTS (Cost $14,128,006) - 91.83%		$ 19,768,137

OTHER ASSETS LESS LIABILITIES - 8.17%		1,758,119

NET ASSETS - 100.00%		$ 21,526,256

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2012.
ADR - American Depository Receipt.

NOTES TO FINANCIAL STATEMENTS
Azzad Ethical Fund
1. SECURITY TRANSACTIONS
At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $14,128,006 amounted to $5,639,042, which consisted of aggregate gross unrealized appreciation of
$6,140,454 and aggregate gross unrealized depreciation of $501,412.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 19,324,619	$0	$0	$19,324,619
Exchange Traded Funds		$145,908	$0	$0	$0
Real Estate Investment Trusts		$297,066	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$544	$0	$0	$544
Total		$19,768,137	$0	$0	$19,768,137

	Azzad Wise Capital Fund
	Schedule of Investments
	March 31, 2012

Shares		Value

COMMON STOCKS - 2.45%

Commercial Bank Non-US - 2.45%
191,808	Kuwait Finance House	$ 538,748

TOTAL FOR COMMON STOCKS (Cost $625,953) - 2.45%		538,748

SUKUKS - 10.83%
1,000,000	ADIB Sukuk, 3.745% 11/04/2015 (United Arab Emirates)	1,018,700
1,000,000	ADCB Islamic Finance (Cayman Island), 4.071%, 11/22/2016	1,025,000
500,000	CBB International Sukuk, 6.247%, 6/17/2014 (Bahrain)	536,250
500,000	EIB Sukuk, 0.84%, 6/12/2012 (United Arab Emirates)	498,400
500,000	FGB Sukuk, 3.797%, 8/02/2016	507,500
500,000	GE Capital Sukuk, Ltd., 3.875%, 11/26/2014 (Bermuda)	515,609
580,000	QIB Sukuk Funding, 3.856%, 10/07/2015	598,850
1,170,000	Wakala Global Sukuk BHD, 4.646%, 7/6/2021	1,265,728
1,170,000	Wakala Global Sukuk BHD, 2.991%, 7/6/2016	1,196,691

TOTAL FOR SUKUKS (Cost $7,098,426) - 10.83%		7,162,728

OPEN END MUTUAL FUNDS - 2.97%
157,684	Qatar Islamic Bank	1,789,238

TOTAL FOR MUTUAL FUNDS (Cost $1,758,810) - 2.97%		1,789,238

TIME DEPOSITS - 19.46%
2,084,238	Kuveyt Turk Participation Bank 3.00%, 10/31/2012 (Turkey)	2,084,238
1,000,000	Kuveyt Turk Participation Bank 3.38%, 8/30/2012 (Turkey)	1,000,000

TOTAL FOR TIME DEPOSITS (Cost $3,084,238) 19.46%		3,084,238

SHORT TERM INVESTMENTS - 27.50%
664,905	Albaraka Turk Participation, 4.44%, 4/24/2012	664,905
2,000,000	Bankk Asya (Turkey)	2,000,000
2,155,623	Gatehouse Bank Place, London 0.00% **	2,155,623
400,000	Gatehouse Bank Place, 3.05%, 5/04/2012	400,000
573,071	Kuwait Finance House Deposit Account, 0.00% **	573,071
2,300,000	Turkiye Finans Bank (Turkey)	2,300,000
2,036,406	Turkiye Finans Bank 4.50%, 9/21/2013 (Turkey)	2,036,406
1,400,000	Turkiye Finans Bank 5.00%, 3/12/2014 (Turkey)	1,400,000
2,303	University Bank Savings Account 0.00% **	2,303

TOTAL SHORT-TERM INVESTMENTS (Cost $11,532,308) - 27.50%		11,532,308

TOTAL FOR INVESTMENTS (Cost $24,099,735) - 43.74%		24,107,260

OTHER ASSETS LESS LIABILITIES - 56.26%		4,066,176

NET ASSETS - 100.00%		$ 28,173,436

** Variable rate security; the savings account rate shown represents the yield at March 31, 2012.

NOTES TO FINANCIAL STATEMENTS
Azzad Wise Capital Fund
1. SECURITY TRANSACTIONS
At March 31, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $24,099,735 amounted to $20,087, which consisted of aggregate gross unrealized appreciation of
$107,293 and aggregate gross unrealized depreciation of $87,206.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Certain short-term securities are valued on the basis of amortized cost. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available or if a security value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		538,748	$0	$0	$538,748
Exchange Traded Funds		$0	$0	$0	$0
Mutual Funds		1,789,238	$0	$0	$0
Sukuks		7,162,728	$0	$0	$0
Cash Equivalents		14,616,546	$0	$0	$14,616,546
Total		$24,107,260	$0	$0	$24,107,260

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Azzad Funds

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bashar Qasem

     Bashar Qasem

     President and Treasurer

Date May 9, 2012